FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Balance	$ 18,502	$ 17,423
Allowance for doubtful debts expenses	(7,593)	1,678
Write-off	(1,976)	(358)
Exchange rate difference	58	(241)
Balance	$ 8,991	$ 18,502